Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (4,952,823)
Reclassification adjustment	(265,610)	$ (60,954)	$ (84,966)
Ending balance	(3,103,945)	(4,952,823)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(4,952,823)	(2,259,043)	673,979
Effective portion of changes in fair value of interest swap contracts	2,114,488	(2,632,826)	(2,848,056)
Reclassification adjustment	(265,610)	(60,954)	(84,966)
Ending balance	$ (3,103,945)	$ (4,952,823)	$ (2,259,043)